Related Parties (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Parties (Textual)
Salaries and benefits	$ 10,164,201	$ 10,072,656	$ 8,379,883
Personnel compensation amount	565,960	423,547	318,076
General and administrative expenses	381,909	211,058	211,739
Aircraft management fees	$ 84,000	84,000	168,221
Treasury shares	2,350,000
Treasury shares, purchase amount	$ 20,102,500	15,050,000
Investment properties amount	5,649,008	10,342,737
Balances due	92,772	465,550
Amount payable	5,000,000
listing transaction costs	4,831,976
Arab Wings Co [Member]
Related Parties (Textual)
Amount payable	$ 196,214
Amount receivable		$ 111,227